Financing (Narrative) (Details)	12 Months Ended				12 Months Ended							12 Months Ended		4 Months Ended			12 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 22, 2014 USD ($)	Dec. 28, 2013 Bank Credit Agreement [Member] USD ($) Extensions	Dec. 28, 2013 Term Credit Agreement [Member] USD ($)	Dec. 28, 2013 Commercial paper [Member] USD ($)	Dec. 29, 2012 Commercial paper [Member] USD ($)	Dec. 28, 2013 Domestic facility [Member] Bank Credit Agreement [Member] USD ($)	Dec. 28, 2013 Advance not to exceed $250 million US Dollars [Member] Bank Credit Agreement [Member] USD ($)	Dec. 28, 2013 Sub-facility [Member] Bank Credit Agreement [Member] USD ($)	Jun. 14, 2013 Senior notes [Member] Floating Rate Senior Notes Due 2013 Unsecured [Member]	Jun. 14, 2012 Senior notes [Member] Floating Rate Senior Notes Due 2013 Unsecured [Member] CAD	Dec. 28, 2013 Senior notes [Member] 6.25% Senior Notes due 2014, unsecured [Member] USD ($)	Dec. 28, 2013 Second series notes [Member] 3.00% Second Series Notes due 2014 unsecured [Member] USD ($)	Dec. 28, 2013 Second series notes [Member] 3.00% Second Series Notes due 2014 unsecured [Member] CAD	Dec. 28, 2013 Mortgage notes payable, secured [Member] USD ($)	Dec. 28, 2013 Other notes payable, unsecured [Member]	Dec. 28, 2013 Letters of credit [Member] USD ($)	Dec. 28, 2013 Letters of credit [Member] Bank Credit Agreement [Member] USD ($)
Debt Instrument [Line Items]
Average commercial paper borrowing							$ 43,900,000	$ 681,700,000
Weighted-average interest rate during the period							0.68%	0.86%
Bank credit agreement maximum borrowing capacity					1,500,000,000
Termination date					Jun. 01, 2015
Number of extensions provided by agreement					2
Duration of extensions					1 year
Current borrowing capacity under bank credit agreement									1,250,000,000	250,000,000	400,000,000
Additional borrowing capacity under bank credit agreement					500,000,000
Minimum Adjusted EBITDA to interest expense ratio under bank credit agreement																				2.0
Threshold of cash and cash equivalents																				75,000,000
Maximum Adjusted Debt to Adjusted EBITDA ratio under bank credit agreement																				3.5
Borrowings outstanding under bank credit agreement					0
Letters of credit outstanding under bank credit agreement																				43,400,000
Total unused borrowing capacity under credit agreement					1,456,600,000
Facility fee percentage	0.15%
Debt, face amount						700,000,000							250,000,000		287,900,000	300,000,000
Maturity date						Mar. 19, 2015						Dec. 12, 2013
Period of instrument						3 years 3 months
Borrowings outstanding under term credit agreement	3,768,200,000	5,125,900,000		4,005,900,000		400,000,000
Shelf registration expiration date	October 24, 2014
Securities authorized for issuance under shelf registration	3,000,000,000
Securities available for issuance under shelf registration	1,950,000,000
Senior notes redeemed														500,000,000
Fixed interest rate of debt														6.25%	3.00%	3.00%
Loss on early extinguishment of debt	10,100,000	0	0											6,700,000
Repayments of Debt															292,200,000	304,500,000
Remaining term range start																	2 years	1 year
Remaining term range end																	8 years	22 years
Weighted-average interest rate																	5.57%	6.73%
Net book value of assets which secure mortgage note																	89,600,000
Letters of credit amount issued																			44,700,000	43,400,000
Commission percentage paid on letters of credit face amount, minimum range																			0.15%
Commission percentage paid on letters of credit face amount, maximum range																			1.10%
Fair value of debt	$ 3,949,700,000	$ 5,408,200,000